ACQUISITIONS - Assets Acquired and Liabilities Assumed (Details) - Adelia - CAD ($) $ in Thousands	Dec. 14, 2020	Nov. 16, 2020	Sep. 03, 2020
Disclosure of detailed information about business combination [line items]
Pre-acquisition cash advances to Adelia	$ 912	$ 215	$ 500
Share consideration	19,549
Contingent consideration	4,257
Fair value of purchase consideration	24,718
Cash at closing	(65)
Total debt assumed	111
Total allocation of purchase price	24,764
Allocation of purchase price:
Current assets	43
Net Equipment	480
Patents	1,606
Liabilities assumed	(735)
Goodwill	23,370
Total allocation of purchase price	$ 24,764